SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 27,635	$ 26,570	$ 17,649
Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,198	1,260	1,384
IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	25,283	23,766	15,628
e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,154	1,544	637
Africa [Member]
Disaggregation of Revenue [Line Items]
Total revenue	774	1,455	374
Africa [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0
Africa [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0
Africa [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	774	1,455	374
European countries [Member]
Disaggregation of Revenue [Line Items]
Total revenue	18,166	17,673	9,559
European countries [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	234	328	273
European countries [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	17,772	17,256	9,023
European countries [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	160	89	263
South America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	8	12	0
South America [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	8	12	0
South America [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0
South America [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0
United States [Member]
Disaggregation of Revenue [Line Items]
Total revenue	7,092	6,766	6,877
United States [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	244	279	351
United States [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	6,848	6,487	6,526
United States [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0
Israel [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,533	585	693
Israel [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	658	562	614
Israel [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	655	23	79
Israel [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	220	0	0
APAC [Member]
Disaggregation of Revenue [Line Items]
Total revenue	62	79	146
APAC [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	54	79	146
APAC [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	8	0	0
APAC [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 0	$ 0	$ 0